Trade and Other Receivables (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts receivable	$ 597	$ 693
Mississauga recontracting receivable	0	108
Net trade receivables	597	801
Promissory note receivable	25	0
Collateral paid (Note 15)	105	67
Current portion of finance lease receivables (Note 8)	24	59
Current portion of loan receivable (Note 20)	0	5
Income taxes receivables	5	1
Trade and other receivables	$ 756	$ 933